Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Lessee Disclosure [Abstract]
Schedule Of Balance Sheet Information Related To Operating Leases
The balances for the operating leases where the Group is the lessee are presented as follows within the unaudited condensed consolidated balance sheets:

	As of December 31,	As of March 31,
	2020	2021
Operating lease right-of-use assets	461,184	662,268

Lease liabilities—current	119,565	172,481
Lease liabilities—non-current	352,501	490,560

Total operating lease liabilities	472,066	663,041

The balances for the operating leases where the Group is the lessee are presented as follows within the consolidated balance sheets:

	As of December 31,
	2019	2020
Operating lease right-of-use assets	440,097	461,184

Lease liabilities - current	90,740	119,565
Lease liabilities - non current	361,404	352,501

Total operating lease liabilities	452,144	472,066

Summary of Components of Operating Lease Expense
The components of operating lease expense are as follows within the unaudited condensed consolidated statements of comprehensive loss:

	For the Three Months Ended March 31,
	2020	2021
Operating lease expense	25,988	55,650
Short-term lease expense	3,630	11,714

Total lease expense	29,618	67,364

The components of operating lease expense are as follows within the consolidated statements of comprehensive loss:

	For the Year Ended December 31,
	2018	2019	2020
Operating lease expense	44,476	107,850	125,867
Short-term lease expense	5,398	15,033	30,201

Total lease expense	49,874	122,883	156,068

Schedule of Other Information Related To Operating Leases
Other information related to operating leases where the Group is the lessee is as follows:

	For the Three Months Ended March 31,
	2020	2021
Weighted-average remaining lease term	5.1	4.2
Weighted-average discount rate	4.45%	4.51%

Other information related to operating leases where the Group is the lessee is as follows:

	For the Year Ended December 31,
	2018	2019	2020
Weighted-average remaining lease term	6.3 years	5.4 years	4.0 years
Weighted-average discount rate	4.74%	4.48%	4.43%

Summary of Cash Flow Information Related To Operating Leases
Supplemental cash flow information related to leases where the Group is the lessee is as follows:

	For the Three Months Ended March 31,
	2020	2021

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	28,440	76,987
Leased assets obtained in exchange for operating lease liabilities	6,625	260,014

Supplemental cash flow information related to leases where the Group is the lessee is as follows:

	For the Year Ended December 31,
	2018	2019	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	23,750	84,975	132,440
Leased assets obtained in exchange for operating lease liabilities	224,851	186,181	130,560

Summary of Maturities of The Group's Operating Lease Liabilities
As of March 31, 2021, the maturities of the Group’s operating lease liabilities (excluding short-term leases) are as follows:

As of March 31, 2021

2021	197,078
2022	190,375
2023	114,939
2024	77,674
2025	52,656
Thereafter	115,295

Total minimum lease payments	748,017

Less: Interest	(84,976)

Present value of lease obligations	663,041
Less: Current portion	(172,481)

Non-current portion of lease obligations	490,560

As of December 31, 2020, the maturities of the Group’s operating lease liabilities (excluding short-term leases) are as follows:

As of December 31,
2020
2021	138,024
2022	137,068
2023	76,266
2024	50,832
2025	40,541
Thereafter	89,725

Total minimum lease payments	532,456
Less: Interest	(60,390)

Present value of lease obligations	472,066
Less: Current portion	(119,565)

Non - current portion of lease obligations	352,501

Summary of Finance Lease Receivables
Finance lease receivables consisted of the following:

	As of December 31,	As of March 31,
	2020	2021
Current portion of finance lease receivables—net	156,069	253,951
Finance lease receivables—net	397,467	684,053

Total	553,536	938,004

Finance lease receivables consisted of the following:

	As of December 31,
	2019	2020
Current portion of finance lease receivables - net	45,836	156,069
Finance lease receivables - net	109,965	397,467

Total	155,801	553,536

Summary of Maturity Analysis of The Minimum Lease Payments Receivable
Maturity analysis of the minimum lease payments receivable for each of the first five years and reconciliation of the undiscounted cash flows to the net investment in the lease are as follo
w
s:

As of March 31, 2021

Within 1 year	309,190
Between 1 and 2 years	285,301
Between 2 and 3 years	235,744
Between 3 and 4 years	141,028
Between 4 and 5 years	95,256
Above 5 years	2,092

Total lease payments	1,068,611
Less: Unrealized finance income	(123,197)

Net investment in the lease	945,414
Less: Allowance for finance lease receivables	(7,410)

Finance lease receivables – net	938,004

Maturity analysis of the minimum lease payments receivable for each of the first five years and reconciliation of the undiscounted cash flows to the net investment in the lease are as follows:

As of December 31,
2020
Within 1 year	187,889
Between 1 and 2 years	175,751
Between 2 and 3 years	136,464
Between 3 and 4 years	75,768
Between 4 and 5 years	51,172
Above 5 years	1,253

Total lease payments	628,297

Less: Unrealized finance income	(70,474)

Net investment in the lease	557,823
Less: Allowance for finance lease receivables	(4,287)

Finance lease receivables - net	553,536